High Yield Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
FTSE US High-Yield Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	4.63%	6.50%
None
Prospectus [Line Items]
Average Annual Return, Percent	9.37%	4.20%	5.92%